LOANS TO THE PARENT CORPORATION (Details) $ in Millions	Dec. 31, 2018 CAD ($)	Sep. 28, 2018 CAD ($)	Jul. 23, 2018 CAD ($)	Jun. 29, 2018 CAD ($)	Apr. 03, 2018 CAD ($)
LOANS TO THE PARENT CORPORATION
Loans to the parent corporation	$ 596.1
Non-revolving unsubordinated and unsecured loan maturing in April 2021
LOANS TO THE PARENT CORPORATION
Principal amount					$ 75.0
Interest rate (as a percent)					5.25
Loans to the parent corporation	75.0
Non-revolving subordinated and unsecured loan maturing in April 2021
LOANS TO THE PARENT CORPORATION
Principal amount					$ 75.0
Interest rate (as a percent)					5.50
Loans to the parent corporation	75.0
Non-revolving subordinated and unsecured loan maturing in June 2021
LOANS TO THE PARENT CORPORATION
Principal amount				$ 262.0
Interest rate (as a percent)				5.50
Loans to the parent corporation	262.0
Non-revolving subordinated and unsecured loan maturing in July 2021
LOANS TO THE PARENT CORPORATION
Principal amount			$ 87.1
Interest rate (as a percent)			5.50
Loans to the parent corporation	87.1
Non-revolving subordinated and unsecured loan maturing in September 2021
LOANS TO THE PARENT CORPORATION
Principal amount		$ 175.0
Interest rate (as a percent)		5.75
Loans to the parent corporation	$ 97.0